Income Taxes - Movement of Deferred Income Tax (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
As at January 1	$ (40)	$ (8)
Through statement of earnings	91	(34)
Variance of income tax credit, net of related income tax	4	5
Through statement of comprehensive income	(4)	(9)
Through business combinations	(91)	0
Others	(7)	0
Exchange differences	10	6
As at December 31	$ (37)	$ (40)